UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 61.6%
	Diversified — 3.8%
13	Colonial Properties Trust	300
29	Duke Realty Corp.	447
18	Vornado Realty Trust	1,510

		2,257

	Health Care — 8.6%
51	HCP, Inc.	2,088
25	Health Care REIT, Inc.	1,566
25	Ventas, Inc.	1,511

		5,165

	Hotels — 4.7%
79	Host Hotels & Resorts, Inc.	1,398
32	RLJ Lodging Trust	763
50	Sunstone Hotel Investors, Inc.	632

		2,793

	Industrial — 4.6%
73	Prologis, Inc.	2,738

	Multifamily — 12.2%
52	Apartment Investment & Management Co., Class A	1,460
14	AvalonBay Communities, Inc.	1,765
49	Equity Residential	2,604
3	Essex Property Trust, Inc.	444
45	UDR, Inc.	1,058

		7,331

	Office — 7.4%
9	Alexandria Real Estate Equities, Inc.	602
60	BioMed Realty Trust, Inc.	1,114
10	Boston Properties, Inc.	1,061
30	Douglas Emmett, Inc.	713
6	Kilroy Realty Corp.	289
7	SL Green Realty Corp.	645

		4,424

	Regional Malls — 12.3%
75	General Growth Properties, Inc.	1,444
26	Macerich Co. (The)	1,456
28	Simon Property Group, Inc.	4,136
5	Taubman Centers, Inc.	305

		7,341

	Shopping Centers — 4.2%
31	DDR Corp.	492
4	Federal Realty Investment Trust	357
35	Kimco Realty Corp.	700
13	Regency Centers Corp.	624
12	Weingarten Realty Investors	345

		2,518

	Storage — 3.8%
7	Extra Space Storage, Inc.	310
12	Public Storage	1,971

		2,281

	Total Common Stocks
	(Cost $36,126)	36,848

PRINCIPAL AMOUNT($)
Corporate Bonds — 19.2%
	Diversified — 0.6%
321	Colonial Realty LP, 6.250%, 06/15/14	333

	Health Care — 9.9%
	HCP, Inc.,
900	6.000%, 06/15/14	932
900	6.000%, 03/01/15	960
250	6.300%, 09/15/16	283
	Health Care REIT, Inc.,
175	3.625%, 03/15/16	183
1,888	5.875%, 05/15/15	2,028
458	6.200%, 06/01/16	512
350	Healthcare Realty Trust, Inc., 6.500%, 01/17/17	393
580	Senior Housing Properties Trust, 4.300%, 01/15/16	602

		5,893

	Industrial — 2.3%
	ProLogis LP,
78	4.500%, 08/15/17	84
1,100	5.625%, 11/15/16	1,217
60	6.625%, 05/15/18	70
		1,371
	Office — 5.9%
100	CommonWealth REIT, 6.250%, 08/15/16	107
2,300	Kilroy Realty LP, 5.000%, 11/03/15	2,468
206	Mack-Cali Realty LP, 5.125%, 01/15/15	216
700	Reckson Operating Partnership LP, 6.000%, 03/31/16	760

		3,551

	Shopping Centers — 0.5%
200	DDR Corp., 7.500%, 04/01/17	234

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Shopping Centers — Continued
70	Equity One, Inc., 6.000%, 09/15/16	78

		312

	Total Corporate Bonds
	(Cost $11,384)	11,460

SHARES
Preferred Stocks ($25 par value) — 16.9%
	Diversified — 0.2%
2	Vornado Realty Trust, Series G, 6.625%, 10/31/13 @	58
2	Vornado Realty Trust, Series K, 5.700%, 07/18/17 @	37

		95

	Hotels — 2.6%
12	Ashford Hospitality Trust, Inc., Series D, 8.450%, 10/30/13 @	292
31	Strategic Hotels & Resorts, Inc., Series B, 8.250%, 10/31/13 @	699
24	Sunstone Hotel Investors, Inc., Series D, 8.000%, 04/06/16 @	594

		1,585

	Industrial — 0.7%
9	STAG Industrial, Inc., Series A, 9.000%, 11/02/16 @	241
7	Terreno Realty Corp., Series A, 7.750%, 07/19/17 @	175

		416

	Multifamily — 0.1%
2	Equity Lifestyle Properties, Inc., Series C, 6.750%, 09/07/17 @	54

	Office — 2.1%
2	Alexandria Real Estate Equities, Inc., Series E, 6.450%, 03/15/17 @	38
15	Boston Properties, Inc., 5.250%, 03/27/18 @	304
10	Brandywine Realty Trust, Series E, 6.900%, 04/11/17 @	235
11	CommonWealth REIT, 7.500%, 11/15/19	229
18	Hudson Pacific Properties, Inc., Series B, 8.375%, 12/10/15 @	464

		1,270

	Regional Malls — 7.2%
28	CBL & Associates Properties, Inc., Series D, 7.375%, 10/31/13 @	700
51	General Growth Properties, Inc., Series A, 6.375%, 02/13/18 @	1,110
8	Glimcher Realty Trust, 6.875%, 03/27/18 @	186
4	Glimcher Realty Trust, Series G, 8.125%, 10/31/13 @	99
18	Glimcher Realty Trust, Series H, 7.500%, 08/10/17 @	426
22	Taubman Centers, Inc., Series J, 6.500%, 08/14/17 @	510
58	Taubman Centers, Inc., Series K, 6.250%, 03/15/18 @	1,294

		4,325

	Shopping Centers — 2.8%
8	DDR Corp., Series H, 7.375%, 10/31/13 @	210
7	DDR Corp., Series J, 6.500%, 08/01/17 @	150
17	Inland Real Estate Corp., Series A, 8.125%, 10/06/16 @	439
14	Kite Realty Group Trust, Series A, 8.250%, 12/07/15 @	358
9	Urstadt Biddle Properties, Inc., Series F, 7.125%, 10/24/17 @	223
12	Weingarten Realty Investors, Series F, 6.500%, 10/31/13 @	291

		1,671

	Storage — 1.2%
16	CubeSmart, Series A, 7.750%, 11/02/16 @	399
8	Public Storage, Series Q, 6.500%, 04/14/16 @	202
4	Public Storage, Series R, 6.350%, 07/26/16 @	102

		703

	Total Preferred Stocks
	(Cost $10,528)	10,119

Short-Term Investment — 2.9%
	Investment Company — 2.9%
1,726	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l)
	(Cost $1,726)	1,726

	Total Investments — 100.6%
	(Cost $59,764)	60,153
	Liabilities in Excess of Other Assets — (0.6)%	(374)

	NET ASSETS — 100.0%	$59,779

Percentages indicated are based on net assets.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
@		The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of September 30, 2013.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,407
Aggregate gross unrealized depreciation	(1,018)

Net unrealized appreciation/depreciation	$389

Federal income tax cost of investments	$59,764

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$36,848	$—	$—	$36,848
Corporate Bonds	—	11,460	—	11,460
Preferred Stocks	10,119	—	—	10,119
Short-Term Investment
Investment Company	1,726	—	—	1,726

Total Investments in Securities	$48,693	$11,460	$—	$60,153

There were no transfers between any levels during the period ended September 30, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Officer
November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Officer
November 26, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd Treasurer and Principal Financial Officer
November 26, 2013